Financial Assets - Summary of Restricted Statutory Deposits Maturity (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 6,333	¥ 6,333
Within one year [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	3,933	1,720
After one year but within five years [member]
Disclosure of financial assets [line items]
Statutory deposits - restricted	¥ 2,400	¥ 4,613